Operating costs (Tables)	12 Months Ended
Dec. 31, 2025
Operating costs
Schedule of operating costs

In millions of €	2025	2024	2023
Revenue	7,910	7,947	7,618
Cost of sales	(5,171)	(5,173)	(5,022)
of which:
- Distribution costs	(755)	(784)	(796)
- Production costs	(958)	(986)	(972)
- Raw and packaging materials and goods purchased for resale	(3,205)	(3,127)	(2,977)
- Other	(253)	(276)	(277)
Gross profit	2,739	2,774	2,596
Selling, general and administrative expenses	(1,822)	(1,810)	(1,742)
of which:
- Research and development	(88)	(92)	(92)
Acquisition and disposal-related costs (a)	(302)	(64)	(50)
Restructuring costs (b)	(10)	(137)	(74)
Profit/loss on disposal	(4)	—	—
Impairment	(2)	—	—
Other	—	1	12
Operating profit	599	764	742

(a)	2025 and 2024 comprises the charge relating to the Separation. 2023 included a charge of €38 million related to the revaluation of the earnout liability of Yasso.
(b)	In 2025, the result includes a net release of €40 million related to restructuring provisions and €50 million of costs associated with supply chain optimisation projects. The year-on-year movement primarily reflects higher restructuring releases, driven by a significantly greater redeployment of employees in 2025 who had previously been expected to exit at the end of 2024. In addition, prior year included allocated restructuring costs from Unilever central projects.